Federal funds purchased and securities sold under agreements to repurchase - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	$ 23,829	$ 45,154
Total	$ 23,829	$ 45,154